Sale of RPK - Schedule of Consolidated Statements of Loss and Comprehensive Loss (Details) - Bophelo Bio Science and Wellness (Pty) Ltd. ("Bophelo") - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2022
Schedule of Consolidated Statements of Loss and Comprehensive Loss [Line Items]
Cash received	$ 2,000,000	$ 2,000,000
Finder’s fee – transaction cost	(446,250)	(446,250)
Consideration received, net	1,553,750	1,553,750
Cash	105,175	105,175	$ 739,947
Accounts receivable	158,812	158,812
Inventory	895,715	895,715
Prepayments	33,762	33,762
Property, plant and equipment, net	1,769,221	1,769,221
Intangible licenses	3,783,117	3,783,117
Accounts payable	(2,016,744)	(2,016,744)
Bank loans	(3,374,088)	(3,374,088)
Net assets sold	1,354,970	1,354,970
Gain on sale of subsidiary	$ 198,780	$ 198,780	$ 2,085,624